Organization and description of business (Schedule of Net Assets of SGOCO (Fujian) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Sale of SGOCO (Fujian) [Line Items]
Receivable from sale of a subsidiary	$ 91,379
SGOCO Fujian [Member]
Sale of SGOCO (Fujian) [Line Items]
Cash	25
Accounts receivable, trade	32,340
Other receivables	168
Inventories	4,955
Advances to suppliers	75,554
Other current assets	2,108
Plant and equipment, net	132
Short-term loan	(4,086)
Accounts payable, trade	(16,259)
Amounts due to SGOCO and other group entities	(80,404)
Other payables and accrued liabilities	(2,397)
Customer deposits	(595)
Taxes payable	(249)
Deferred tax liabilities	(317)
Net assets as of December 31, 2014 (date of disposal)	10,975
Consideration receivable	10,975
Amounts due to SGOCO and other group entities	80,404
Receivable from sale of a subsidiary	$ 91,379